Preferred Stock (Details) - $ / shares	12 Months Ended
	Mar. 31, 2024	Dec. 28, 2023
Preferred Stock [Line Items]
Shares issued on recapitalization		99,309,415
Exchange ratio	0.0284%
Redeemable Non- controlling Interest [Member]
Preferred Stock [Line Items]
Exchange ratio	0.0284%
Preferred Stock [Member]
Preferred Stock [Line Items]
Shares issued on recapitalization	10,000,000
Per share	$ 0.0001	$ 0.0001
Preferred Stock [Member] | Zoomcar Inc [Member]
Preferred Stock [Line Items]
Shares issued on recapitalization	112,660,583